INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments accounted for using the equity method

	2022	2021
	£000’s	£000s
Opening balance	13,817	—
Acquired during the period	—	8,444
Share of loss	(4,872)	(1,198)
Share of fair value (losses)/gains on intangible assets through other comprehensive income	(6,571)	6,571
Closing balance	2,374	13,817

Schedule of nature of investment in associates

Nature of investment in associates:

		% of
	Address of the	ownership	Nature of	Measurement
Name of entity	registered office	interest	relationship	method

Emergent Entertainment PLC (previously Pluto Digital plc)	Hill Dickinson LLP, 8th Floor The Broadgate Tower, 20 Primrose Street, London, United Kingdom, EC2A 2EW	19.94%	Refer below	Equity

Schedule of reconciliation of summarised financial information

	As at	As at
	December 31,	December 31,
	2022	2021
Current	£000’s	£000’s
Cash and cash equivalents	2,964	1,759
Other current assets (excluding cash)	3,650	335
Total current assets	6,614	2,094
Trade payables	280	88
Other current liabilities	74	1,494
Total current liabilities	354	1,582
Non-current
Tangible fixed assets	106	49
Investments and other non-current assets	11,596	56,000
Total non-current assets	11,702	56,049
Financial liabilities	4,809	2,807
Total non-current liabilities	4,809	2,807
Net assets	13,153	53,754

		January 12 to
		December 31,
	2022	2021
	£000’s	£000’s
Revenue	352	—
Cost of sales	(224)	—
Gross profit	128	—
Operating costs	(12,088)	(7,652)
Revaluation loss – digital assets	(12,810)	2,394
Loss from operations	(24,770)	(5,258)
Non-operating costs	(209)	—
Income tax expense (recovery)	2,579	575
Post-tax loss	(22,400)	(4,867)
Other comprehensive income	(26,991)	26,991
Total comprehensive income (loss)	(49,391)	21,824

	2022	2021
	£000’s	£000’s
Summarised financial information (as adjusted)
Net assets, opening	56,052	—
Acquired during the period	—	34,228
Profit/(loss) for the period	(22,400)	(4,867)
Other comprehensive income	(26,991)	26,691
Closing net assets	6,661	56,052

Interest in associates (2022: 19.94%; 2021: 24.65%)*	2,374	13,817
Goodwill	—	—
Carrying value	2,374	13,817

*The percentage share of the associate profit or loss for the year was calculated and recorded on a month by month basis, based on the movements in the percentage ownership, from the unaudited management accounts.